Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
(a) Credit Facilities	$ 265,476	$ 344,564
(b) Term Bank Loans	1,573,511	1,421,479
Total	1,838,987	1,766,043
Less deferred finance costs, net	(12,938)	(12,188)
Total long-term debt	1,826,049	1,753,855
Less current portion of debt	(274,117)	(291,111)
Add deferred finance costs, current portion	3,366	2,976
Total long-term portion, net of current portion and deferred finance costs	$ 1,555,298	$ 1,465,720